Stock Based Compensation - Summary of Company's Stock Option Activity (Details) - Stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Ending balance (shares)	13	15	15
Expired, number of options	(2)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Weighted Average Exercise Price Rollforward
Ending balance (USD per share)	$ 47.53	$ 47.77	$ 47.77
Expired, weighted average remaining contrctual term	$ 49.73
Additional disclosures
Outstanding and vested - weighted average remaining contractual life	3 years 6 months	4 years 4 months 24 days	5 years 4 months 24 days